TRANSACTIONS WITH QUESTEX AND NEWMONT CORPORATION - Sale of QuestEx properties (Details) - CAD ($)	Jun. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Assets Acquisition [Line Items]
Fair value of the exploration and evaluation assets		$ 95,438,000	$ 75,531,000	$ 75,074,000
Newmont | Northern Properties
Ifrs Assets Acquisition [Line Items]
Total consideration for sale of Northern Properties	$ 25,598,000
Cash consideration received	19,341,000
Remaining consideration settled against the outstanding Promissory Notes	6,257,000
Fair value of the exploration and evaluation assets	$ 13,120,000